Related parties (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Joint ventures and Associates
Accounts receivable	$ 179,736	$ 9,243
Loans receivable	547	447
Other assets	889	1,386
Accounts payable	73,403	66,598
Loans payable	770,036	1,483,701
Other liabilities	95	233
Accounts receivable, Current	179,736	9,243
Loans receivable - Current	212	112
Loans receivable Non-current	335	335
Other assets, Current	889	1,386
Accounts payable, Current	73,403	66,598
Loans, Current	770,036	1,483,701
Other liabilities, Current	95	233
Gases del Caribe S.A. E.S.P.
Joint ventures and Associates
Accounts receivable	93,009
Gas Natural del Oriente S.A. E.S.P.
Joint ventures and Associates
Accounts receivable	3,592
Accounts payable	7,031	5,211
Gases de la Guajira S.A. E.S.P.
Joint ventures and Associates
Accounts receivable	1,797
Extrucol S.A.
Joint ventures and Associates
Accounts receivable	936
Accounts payable	389	283
E2 Energia Eficiente S.A. E.S.P.
Joint ventures and Associates
Accounts receivable	11,238	6,797
Accounts payable	1,345	1,655
Equion Energa Limited
Joint ventures and Associates
Accounts receivable	42	925
Other assets	889	1,386
Accounts payable	3,205	12,997
Loans payable	770,036	1,483,701
Other liabilities	93	233
Ecodiesel Colombia S.A.
Joint ventures and Associates
Accounts receivable	3,957	1,521
Accounts payable	61,433	46,452
Other liabilities	2
Interligao Eltrica do Madeira S.A.
Joint ventures and Associates
Accounts receivable	52,555
Interligao Eltrica Garanhuns S.A.
Joint ventures and Associates
Accounts receivable	12,610
Loans receivable	68	28
Interligao Eltrica Paraguau S.A.
Joint ventures and Associates
Loans receivable	7	28
Interligao Eltrica Aimors S.A.
Joint ventures and Associates
Loans receivable		28
Interligao Eltrica Iva S.A.
Joint ventures and Associates
Loans receivable	137	28
Derivex S.A.
Joint ventures and Associates
Loans receivable	$ 335	$ 335